Other operating expenses (Details)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Continuing operations
Professional fee for disposal of ELP business	$ 0	0	0	8,685,023
Impairment on other investments	0	0	1,081,000	0
Others	46,457	285,123	978,054	1,886,963
Total other operating expenses	$ 46,457	285,123	2,059,054	10,571,986